SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods – health supplements	$ 6,201	$ 103,334	$ 45,535
Drugs, pharmaceutical and nutritional products	122,966	105,304	109,808
Food and beverage, hotel supplies and consumables	104,287	110,967	52,642
Total	$ 233,454	$ 319,605	$ 207,985